Costs and Expenses by Nature - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Expense By Nature [abstract]
Raw materials and consumables used	R$ (7,245,378)	R$ (4,757,593)	R$ (4,320,833)
Construction cost	(415,753)	(351,193)	(339,025)
Employee benefit expense	(2,006,400)	(1,985,230)	(1,934,690)
Selling expenses	(30,139)	(82,941)	(72,683)
Transportation expenses	(1,674,771)	(1,533,050)	(1,394,544)
Leases and concessions expenses	(212,081)	(193,252)	(193,637)
Leases expenses	(14,157)	(15,234)	(38,977)
Depreciation and amortization	(1,972,136)	(1,889,525)	(1,697,983)
Other	(554,421)	(428,145)	(363,394)
Total expenses by nature	(14,125,236)	(11,236,163)	(10,355,766)
Cost of sales	(12,119,917)	(9,232,210)	(8,317,490)
Selling	(1,023,485)	(1,068,663)	(1,037,542)
General and administrative	(981,834)	(935,290)	(1,000,734)
Total cost and expenses	R$ (14,125,236)	R$ (11,236,163)	R$ (10,355,766)